Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not currently grant stock options, SARs, or any similar awards with “option-like” features and therefore has not adopted a policy regarding the timing of any such awards in connection with the disclosure of material non-public information of the Company; however, as a general matter, the Company typically grants equity awards at the end of the second month of each quarter and does not time the issuance of equity awards or the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
The Company does not currently grant stock options, SARs, or any similar awards with “option-like” features and therefore has not adopted a policy regarding the timing of any such awards in connection with the disclosure of material non-public information of the Company; however, as a general matter, the Company typically grants equity awards at the end of the second month of each quarter and does not time the issuance of equity awards or the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	as a general matter, the Company typically grants equity awards at the end of the second month of each quarter and does not time the issuance of equity awards or the release of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false